Transactions with Affiliates and Container Investors (Tables)	3 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Summary of Due to Container Investors, Net

The following table provides a summary of due to container investors, net amounts at March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Accounts receivable, net - managed fleet	$9,666	$10,628
Prepaid expenses and other current assets - managed fleet	97	99
Accounts payable and accrued expenses - managed fleet	(701)	(1,187)
	9,062	9,540
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	15,782	9,157
Due to container investors, net	$24,844	$18,697